Forward Contracts - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011 Loan	Dec. 31, 2014	Dec. 31, 2013
Derivative [Line Items]
Number of loans obtained		2
Short-term loan		$ 55,193
Collateral for a short-term debt in the form of restricted cash		55,469
Dividends declared, month and year		2010-11
Loss from forward contract	(690)
Forward contracts
Derivative [Line Items]
Balance of forward contracts